Customer Contract with Alight LLC - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)
Customer Contract with Alight LLC [line Items]
Total consideration paid for acquisition	₨ 10,433
Net assets acquisition	907
Alight LLC [member]
Customer Contract with Alight LLC [line Items]
Total consideration paid for acquisition		₨ 8,275	$ 117
Net assets acquisition	₨ 4,128